Receivables, net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Receivables, net
Trade receivables	$ 8,360	$ 8,233
Other receivables	802	801
Allowance	(317)
Total billed receivables, net	8,845	8,763
Unbilled receivables, net:
Costs and estimated profits in excess of billings	4,552	3,955
Advance payments consumed	(1,251)	(1,143)
Total unbilled receivables, net	3,301	2,812
Total receivables, net	12,146	11,575
Contractual retention amounts billed to customers	552	390
Percent of outstanding contractual retention amounts billed to customers expected to be collected in the year following the balance sheet date	71.00%
Percent of outstanding contractual retention amounts billed to customers expected to be collected the second year following the balance sheet date	21.00%
Allowance for Doubtful Accounts Receivable
Balance at January 1	271
Balance at December 31	317
Allowance for doubtful accounts
Receivables, net
Allowance	(317)	(271)	(227)
Allowance for Doubtful Accounts Receivable
Balance at January 1	271	227	215
Additions	147	155	157
Deductions	(92)	(113)	(131)
Exchange rate differences	(9)	2	(14)
Balance at December 31	$ 317	$ 271	$ 227